Consolidated balance sheets (Parenthetical) (Unaudited) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, authorized	50,000,000	50,000,000
Preferred shares, issued	0	0
Preferred shares, outstanding	0	0
Common Class A
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	600,000,000	600,000,000
Common stock, issued	41,237,003	41,237,003
Common stock, outstanding	41,237,003	41,237,003
Common Class B
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	400,000,000	400,000,000
Common stock, issued	101,133,201	101,133,201
Common stock, outstanding	101,133,201	101,133,201